Inventories (Details) - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021
Classes of current inventories [abstract]
Wireless devices and accessories	$ 52	$ 33
DTH subscriber equipment	40	23
Other – built to suit		7
Inventories	$ 92	$ 63